VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—12.5%
U.S. Treasury Bonds 1.875%, 11/15/51	$ 3,165	$ 2,375
U.S. Treasury Notes
0.125%, 3/31/23	1,255	1,231
0.125%, 8/31/23	3,775	3,652
2.500%, 4/30/24	7,675	7,608
0.250%, 5/31/25	2,505	2,312
0.375%, 7/31/27	5,115	4,471
0.375%, 9/30/27	3,540	3,079
0.625%, 12/31/27	1,950	1,709
1.375%, 11/15/31	2,200	1,908
1.875%, 2/15/32	3,250	2,944
Total U.S. Government Securities (Identified Cost $32,448)		31,289

Municipal Bonds—0.6%
Florida—0.2%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	470	461
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	100	84
New York—0.3%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	665	722
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	295	274
Total Municipal Bonds (Identified Cost $1,689)		1,541

Foreign Government Securities—3.7%
Abu Dhabi Government International Bond 144A 3.125%, 4/16/30(1)	200	190
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	920	78
RegS 7.650%, 4/21/25(2)(3)	1,500	124
Dominican Republic
144A 6.000%, 2/22/33(1)	605	503
144A 5.875%, 1/30/60(1)	395	269
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	1,175	1,066
Federative Republic of Brazil 3.875%, 6/12/30(4)	200	168
Kingdom of Morocco 144A 5.500%, 12/11/42(1)	410	298
Kingdom of Saudi Arabia 144A 4.500%, 10/26/46(1)	770	702
	Par Value	Value

Foreign Government Securities—continued
Oman Government International Bond 144A 7.375%, 10/28/32(1)	$ 825	$ 849
Republic of Angola 144A 8.250%, 5/9/28(1)	665	552
Republic of Argentina 2.500%, 7/9/41(5)	1,300	335
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	245	217
Republic of Ecuador 144A 5.000%, 7/31/30(1)(5)	200	131
Republic of Egypt 144A 7.600%, 3/1/29(1)	445	324
Republic of Indonesia
2.850%, 2/14/30	790	703
144A 4.350%, 1/8/27(1)	370	369
Republic of Nigeria
144A 7.875%, 2/16/32(1)	225	156
144A 7.375%, 9/28/33(1)	320	208
Republic of Panama 3.298%, 1/19/33(4)	295	253
Republic of Philippines 3.700%, 3/1/41	765	632
Republic of South Africa 4.300%, 10/12/28	320	273
State of Qatar 144A 3.750%, 4/16/30(1)	620	614
United Mexican States 4.500%, 1/31/50	435	338
Total Foreign Government Securities (Identified Cost $13,223)		9,352

Mortgage-Backed Securities—15.2%
Non-Agency—15.2%
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	835	738
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	1,320	1,328
2015-SFR2, C 144A 4.691%, 10/17/52(1)	1,011	1,003
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	660	623
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,000	1,847
2021-SFR3, D 144A 2.177%, 10/17/38(1)	335	296
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(1)(5)	520	481
2019-1, A1 144A 3.805%, 1/25/49(1)(5)	163	157
2019-2, A1 144A 3.347%, 4/25/49(1)(5)	125	121
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	110	100
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Bayview Opportunity Master Fund IVa Trust 2017-SPL5, B1 144A 4.000%, 6/28/57(1)(5)	$ 1,000	$ 985
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(5)	98	97
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(5)	972	846
CIM Trust
2021-NR4, A1 144A 2.816%, 10/25/61(1)(5)	278	261
2022-R2, A1 144A 3.750%, 12/25/61(1)(5)	259	252
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(5)	475	467
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(1)	250	218
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.808%, 4/25/44(1)(5)	57	53
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(5)	615	575
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(1)(5)	1,000	940
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(5)	43	42
2021-2, A3 144A 1.291%, 6/25/66(1)(5)	553	497
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	770	717
2020-SFR2, B 144A 1.567%, 10/19/37(1)	1,245	1,134
2021-SFR1, D 144A 2.189%, 8/17/38(1)	1,010	890
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(5)	53	51
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(5)	1,456	1,245
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(1)(5)	52	50
2014-5, B2 144A 2.839%, 10/25/29(1)(5)	238	211
2016-SH1, M2 144A 3.750%, 4/25/45(1)(5)	244	224
2016-SH2, M2 144A 3.750%, 12/25/45(1)(5)	491	458
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 9/25/26(1)(5)	450	431
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 2.724%, 4/25/55(1)(5)	235	232
MetLife Securitization Trust 2017-1A, M1 144A 3.432%, 4/25/55(1)(5)	425	397
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(5)	375	364
2017-3, B1 144A 3.250%, 1/25/61(1)(5)	682	625
	Par Value	Value

Non-Agency—continued
2019-1, M2 144A 3.500%, 10/25/69(1)(5)	$ 779	$ 701
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(5)	541	519
2016-4A, B1A 144A 4.500%, 11/25/56(1)(5)	424	416
2018-2A, A1 144A 4.500%, 2/25/58(1)(5)	39	39
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(5)	82	82
2021-NQM3, A2 144A 1.260%, 7/25/61(1)(5)	526	454
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(5)	385	365
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(5)	998	955
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(5)	201	186
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(1)	1,000	959
2021-SFR6, C 144A 1.855%, 7/17/38(1)	505	445
2022-SFR3, A 144A 3.200%, 4/17/39(1)	245	231
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(5)	96	95
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(1)(5)	640	604
Sequoia Mortgage Trust 2013-8, B1 3.486%, 6/25/43(5)	192	188
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(5)	208	185
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(5)	380	377
2016-4, B1 144A 3.791%, 7/25/56(1)(5)	485	464
2017-1, M1 144A 3.750%, 10/25/56(1)(5)	550	533
2017-4, A2 144A 3.000%, 6/25/57(1)(5)	570	534
2018-6, A1A 144A 3.750%, 3/25/58(1)(5)	112	111
2018-6, A2 144A 3.750%, 3/25/58(1)(5)	1,925	1,834
2019-2, A2 144A 3.750%, 12/25/58(1)(5)	1,198	1,126
2020-1, M1 144A 3.500%, 1/25/60(1)(5)	305	269
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	610	580
2020-SFR2, D 144A 2.281%, 11/17/39(1)	840	714
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(5)	1,405	1,337
UBS Commercial Mortgage Trust 2012-C1, D 144A 6.659%, 5/10/45(1)(5)	176	165

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(5)	$ 517	$ 484
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(5)	763	716
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(5)	183	174
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(5)	804	763
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(5)	310	308
2021-3, A1 144A 1.046%, 6/25/66(1)(5)	148	131
2022-5, A1 144A 3.800%, 4/25/67(1)(5)	905	873
2022-4, A1 144A 4.474%, 4/25/67(1)(5)	549	543
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	162	156
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	665	651
Total Mortgage-Backed Securities (Identified Cost $40,987)		38,223

Asset-Backed Securities—11.7%
Automobiles—4.6%
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(1)	825	803
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(1)	525	521
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(1)	930	922
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	825	768
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(1)	690	686
2022-N1, D 144A 4.130%, 12/11/28(1)	685	662
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(1)	1,040	1,025
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	750	732
2020-3A, E 144A 4.310%, 7/15/27(1)	940	915
2022-2A, D 144A 6.150%, 4/17/28(1)	650	647
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	520	518
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(1)	710	703
USASF Receivables LLC
2020-1A, B 144A 3.220%, 5/15/24(1)	451	448
	Par Value	Value

Automobiles—continued
2020-1A, C 144A 5.940%, 8/15/24(1)	$ 1,435	$ 1,430
Westlake Automobile Receivables Trust 2022-1A, B 144A 2.750%, 3/15/27(1)	830	805
		11,585

Consumer Loans—0.3%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	835	803
Credit Card—0.6%
Mercury Financial Credit Card Master Trust
2021-1A, A 144A 1.540%, 3/20/26(1)	675	642
2022-1A, A 144A 2.500%, 9/21/26(1)	735	696
		1,338

Other—6.2%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	174	172
2019-A, C 144A 4.010%, 7/16/40(1)	915	878
2020-AA, D 144A 7.150%, 7/17/46(1)	815	788
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	924	830
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(1)	516	474
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(1)	840	794
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	830	801
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,044	948
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	682	640
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(1)	960	834
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	701	640
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	615	585
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	1,010	970
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	665	590
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)	259	256
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(1)	1,290	1,242
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	982	955
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)	1,000	947
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	461	458

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Upstart Pass-Through Trust Series
2021-ST2, A 144A 2.500%, 4/20/27(1)	$ 552	$ 530
2021-ST8, A 144A 1.750%, 10/20/29(1)	629	588
Upstart Securitization Trust 2022-2, A 144A 4.370%, 5/20/32(1)	650	642
		15,562

Total Asset-Backed Securities (Identified Cost $30,592)		29,288

Corporate Bonds and Notes—35.6%
Communication Services—2.3%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	705	500
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	790	652
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	920	787
CSC Holdings LLC 144A 5.750%, 1/15/30(1)	970	706
CT Trust 144A 5.125%, 2/3/32(1)	610	489
DISH DBS Corp. 7.750%, 7/1/26	415	323
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	65	66
Lumen Technologies, Inc. 5.625%, 4/1/25	390	370
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(1)	530	429
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	445	359
Northwest Fiber LLC
144A 4.750%, 4/30/27(1)	110	91
144A 10.750%, 6/1/28(1)	325	289
Telesat Canada 144A 6.500%, 10/15/27(1)	310	130
Twitter, Inc. 144A 3.875%, 12/15/27(1)	290	273
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	485	403
		5,867

Consumer Discretionary—3.4%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	870	809
At Home Group, Inc.
144A 4.875%, 7/15/28(1)	110	80
144A 7.125%, 7/15/29(1)	535	304
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	450	366
Clarios Global LP 144A 8.500%, 5/15/27(1)	425	411
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)	225	225
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	543	429
	Par Value	Value

Consumer Discretionary—continued
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(1)	$ 310	$ 229
Ford Motor Co. 4.750%, 1/15/43	445	317
Ford Motor Credit Co. LLC 4.125%, 8/17/27	485	427
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	420	355
M/I Homes, Inc. 4.950%, 2/1/28	770	654
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	380	281
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	320	254
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	595	506
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	545	502
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	300	270
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	675	480
PulteGroup, Inc.
7.875%, 6/15/32	525	591
6.375%, 5/15/33	230	237
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	165	155
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	715	673
		8,555

Consumer Staples—0.7%
BAT Capital Corp. 4.906%, 4/2/30	630	585
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	315	277
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	435	300
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	745	662
		1,824

Energy—8.0%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	800	790
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	365	332
Antero Resources Corp. 144A 7.625%, 2/1/29(1)	169	172
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	550	524
BP Capital Markets plc 4.875% (6)	865	753
Callon Petroleum Co.
6.125%, 10/1/24	275	280
144A 7.500%, 6/15/30(1)	390	359
Calumet Specialty Products Partners LP 144A 8.125%, 1/15/27(1)	425	359
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	678	703

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
CrownRock LP 144A 5.625%, 10/15/25(1)	$ 395	$ 371
DCP Midstream Operating LP 3.250%, 2/15/32	400	314
Earthstone Energy Holdings LLC 144A 8.000%, 4/15/27(1)	430	407
Ecopetrol S.A. 4.625%, 11/2/31	825	623
Energy Transfer LP Series H 6.500% (6)	625	552
HF Sinclair Corp. 144A 5.875%, 4/1/26(1)	675	681
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	460	404
144A 6.000%, 2/1/31(1)	460	396
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(3)	200	189
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(1)	470	389
Kinder Morgan, Inc. 7.750%, 1/15/32	640	747
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	625	588
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(5)(7)	375	3
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	355	315
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	560	507
Occidental Petroleum Corp. 6.125%, 1/1/31	800	811
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(6)(7)	124	—
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	600	546
Pertamina Persero PT 144A 2.300%, 2/9/31(1)	1,465	1,186
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(8)	1,580	87
Petroleos Mexicanos
6.500%, 3/13/27	1,365	1,178
7.690%, 1/23/50	735	491
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	565	534
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	780	648
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)	1,090	927
Southwestern Energy Co. 5.375%, 2/1/29	580	538
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	485	459
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	390	363
Transcanada Trust 5.600%, 3/7/82	730	662
Transocean, Inc. 144A 11.500%, 1/30/27(1)	26	24
USA Compression Partners LP 6.875%, 4/1/26	385	350
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	45	39
	Par Value	Value

Energy—continued
144A 4.125%, 8/15/31(1)	$ 460	$ 393
		19,994

Financials—7.9%
Acrisure LLC 144A 7.000%, 11/15/25(1)	750	675
Ally Financial, Inc. Series B 4.700% (6)	989	784
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	735	663
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)	855	698
Banco Santander Chile 144A 3.177%, 10/26/31(1)	785	666
Bank of America Corp. 2.482%, 9/21/36	840	652
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	795	777
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	890	755
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(1)	430	360
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	535	413
Brighthouse Financial, Inc. 5.625%, 5/15/30	663	644
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	315	246
Charles Schwab Corp. (The) Series H 4.000% (6)	1,035	797
Citadel LP 144A 4.875%, 1/15/27(1)	605	585
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	440	330
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	163	161
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	970	889
Icahn Enterprises LP
6.250%, 5/15/26	320	300
5.250%, 5/15/27	50	44
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)(4)	740	615
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(1)	775	680
JPMorgan Chase & Co. 1.953%, 2/4/32	795	635
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	405	327
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	655	522
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.103%, 4/20/67(5)	870	587
MetLife, Inc. Series G 3.850% (6)	875	779
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	695	598
OWL Rock Core Income Corp. 144A 4.700%, 2/8/27(1)	422	385

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Prudential Financial, Inc.
5.875%, 9/15/42	$ 485	$ 476
5.625%, 6/15/43	450	439
5.125%, 3/1/52	192	177
Santander Holdings USA, Inc. 4.400%, 7/13/27	700	673
Synovus Financial Corp. 5.900%, 2/7/29	417	403
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	945	870
Wells Fargo & Co. Series BB 3.900% (6)	1,295	1,115
		19,720

Health Care—2.1%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	625	484
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	45	38
144A 7.000%, 1/15/28(1)	435	249
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	191	170
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	345	288
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	60	39
144A 6.125%, 4/1/30(1)	645	394
144A 4.750%, 2/15/31(1)	615	450
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	630	532
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	175	74
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	305	295
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	320	243
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	645	591
144A 10.000%, 4/15/27(1)	280	271
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	480	335
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	505	414
Universal Health Services, Inc. 144A 2.650%, 1/15/32(1)	555	432
		5,299

Industrials—3.2%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	494	488
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	270	279
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	705	622
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	597	553
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	310	242
Boeing Co. (The)
5.150%, 5/1/30	295	283
	Par Value	Value

Industrials—continued
3.750%, 2/1/50	$ 450	$ 318
5.930%, 5/1/60	220	200
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)(4)	630	586
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	780	649
Deluxe Corp. 144A 8.000%, 6/1/29(1)	235	192
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	545	418
Oscar AcquisitionCo. LLC 144A 9.500%, 4/15/30(1)	405	321
OT Merger Corp. 144A 7.875%, 10/15/29(1)	220	126
Pentair Finance S.a.r.l. 5.900%, 7/15/32	605	606
Pike Corp. 144A 5.500%, 9/1/28(1)	430	349
Promontoria Holding 264 B.V. 144A 7.875%, 3/1/27(1)	225	208
Sempra Global 144A 3.250%, 1/15/32(1)	814	684
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	613	563
TransDigm, Inc. 5.500%, 11/15/27	290	246
		7,933

Information Technology—1.9%
CDW LLC 3.569%, 12/1/31	682	563
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	100	86
144A 6.500%, 10/15/28(1)	145	120
Dell International LLC 8.100%, 7/15/36	160	187
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	618	575
HP, Inc. 5.500%, 1/15/33	780	761
Kyndryl Holdings, Inc. 144A 3.150%, 10/15/31(1)	795	589
MicroStrategy, Inc. 144A 6.125%, 6/15/28(1)(4)	475	378
Oracle Corp. 2.875%, 3/25/31	310	255
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	595	389
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	330	308
TD SYNNEX Corp. 144A 2.375%, 8/9/28(1)	785	662
		4,873

Materials—2.9%
Albemarle Corp. 5.050%, 6/1/32	665	650
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(9)	825	612

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Materials—continued
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	$ 710	$ 686
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	710	705
Eldorado Gold Corp. 144A 6.250%, 9/1/29(1)	540	435
Freeport-McMoRan, Inc. 5.450%, 3/15/43	625	578
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	700	613
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	556	475
Suzano Austria GmbH 2.500%, 9/15/28	335	271
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	840	715
Teck Resources Ltd. 6.125%, 10/1/35	510	541
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	700	640
144A 6.625%, 11/1/25(1)	276	253
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	215	158
		7,332

Real Estate—1.9%
EPR Properties 3.600%, 11/15/31	475	376
GLP Capital LP
5.750%, 6/1/28	229	224
3.250%, 1/15/32	81	65
Iron Mountain, Inc. 144A 4.500%, 2/15/31(1)	460	376
Kite Realty Group Trust 4.750%, 9/15/30	840	782
MPT Operating Partnership LP 3.500%, 3/15/31	480	378
Office Properties Income Trust 4.500%, 2/1/25	900	862
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	845	654
Service Properties Trust 4.950%, 2/15/27	425	313
VICI Properties LP
4.950%, 2/15/30	375	355
5.125%, 5/15/32	375	353
		4,738

Utilities—1.3%
Alliant Energy Finance LLC 144A 3.600%, 3/1/32(1)	404	365
CMS Energy Corp. 4.750%, 6/1/50	860	754
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	975	819
Ferrellgas LP
144A 5.375%, 4/1/26(1)	140	122
144A 5.875%, 4/1/29(1)	160	130
	Par Value	Value

Utilities—continued
Southern Co. (The) Series 21-A 3.750%, 9/15/51	$ 877	$ 745
Vistra Corp. 144A 8.000% (1)(6)	280	269
		3,204

Total Corporate Bonds and Notes (Identified Cost $105,336)		89,339

Leveraged Loans—15.7%
Aerospace—0.9%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(5)	118	108
Amentum Government Services Holdings LLC Tranche B-3 (3 month Term SOFR + 4.000%) 5.187%, 2/15/29(5)	220	209
Brown Group Holding LLC (1 month LIBOR + 2.500%) 4.166%, 6/7/28(5)	578	547
KKR Apple Bidco LLC
(1 month LIBOR + 2.750%) 4.416%, 9/22/28(5)	383	361
Second Lien (1 month LIBOR + 5.750%) 7.416%, 9/21/29(5)	35	33
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 7.313%, 6/21/27(5)	385	380
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 3.916%, 5/30/25(5)	318	302
Tranche F (1 month LIBOR + 2.250%) 3.916%, 12/9/25(5)	222	210
		2,150

Chemicals—0.5%
Aruba Investments Holdings LLC First Lien (1 month LIBOR + 4.000%) 5.633%, 11/24/27(5)	305	281
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 6.250%, 7/3/28(5)	340	302
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 3.666%, 4/1/24(5)	706	682
		1,265

Consumer Non-Durables—0.5%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 6.756%, 12/8/28(5)	307	294
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 5.666%, 6/30/24(5)	564	528
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24(5)	439	382
		1,204

Energy—1.0%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 7.916%, 3/28/24(5)	318	314

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 6.750%, 6/17/27(5)	$ 468	$ 448
Lucid Energy Group II Borrower LLC First Lien (1 month LIBOR + 4.250%) 5.874%, 11/24/28(5)	269	265
Medallion Midland Acquisition LP (1 month LIBOR + 3.750%) 5.416%, 10/18/28(5)	495	474
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 4.705%, 10/5/28(5)	428	406
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.667%, 9/27/24(5)	772	735
		2,642

Financials—0.2%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 4.916%, 7/31/27(5)	163	148
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 5.054%, 6/15/25(5)	273	257
		405

Food / Tobacco—0.4%
H-Food Holdings LLC (1 month LIBOR + 3.688%) 5.354%, 5/23/25(5)	338	303
Pegasus Bidco B.V. Tranche B-2 (3 month LIBOR + 4.000%) 0.000%, 7/12/29(5)(10)	235	222
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 5.166%, 9/23/27(5)	340	308
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 5.750%, 3/31/28(5)	241	212
		1,045

Forest Prod / Containers—0.7%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 4.083%, 12/7/23(5)	276	221
BWay Holding Co. (1 month LIBOR + 3.250%) 4.312%, 4/3/24(5)	311	292
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 5.554%, 2/12/26(5)	517	436
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 4.916%, 1/31/25(5)	477	438
TricorBraun, Inc. (1 month LIBOR + 3.250%) 4.916%, 3/3/28(5)	317	294
		1,681

Gaming / Leisure—1.3%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 4.416%, 12/23/24(5)	327	314
	Par Value	Value

Gaming / Leisure—continued
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 5.877%, 6/30/25(5)	$ 142	$ 132
ECL Entertainment LLC Tranche B (3 month LIBOR + 7.500%) 9.750%, 5/1/28(5)	254	247
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 6.250%, 4/26/28(5)	336	320
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 4.420%, 4/29/24(5)	966	910
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 5.166%, 2/12/27(5)	634	570
Tranche B-2 (1 month LIBOR + 4.250%) 5.916%, 2/12/27(5)	95	88
Raptor Acquisition Corp. Tranche B (1 month LIBOR + 4.000%) 6.096%, 11/1/26(5)	130	122
Scientific Games Holdings LP Tranche B-2 (1 month Term SOFR + 3.500%) 4.175%, 4/4/29(5)	100	92
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 3.500%, 4/29/26(5)	524	487
		3,282

Health Care—2.3%
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.902%, 10/6/27(5)	350	330
AthenaHealth Group, Inc. (1 month Term SOFR + 3.500%) 5.009%, 2/15/29(5)	225	207
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.250%) 4.750%, 9/29/28(5)	404	381
Gainwell Acquisition Corp. Tranche B (1 month LIBOR + 4.000%) 6.250%, 10/1/27(5)	362	341
Heartland Dental LLC 2021 (1 month LIBOR + 4.000%) 5.642%, 4/30/25(5)	307	286
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 6.500%, 8/19/28(5)	265	251
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 5.416%, 11/16/25(5)	563	524
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.688%, 4/22/27(5)	273	217
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 6.000%, 11/30/27(5)	574	541
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 4.416%, 2/14/25(5)	450	418
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 4.916%, 3/5/26(5)	316	294
Tranche B-3 (1 month LIBOR + 3.500%) 5.142%, 3/5/26(5)	305	286

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 4.916%, 11/15/28(5)	$ 185	$ 173
Precision Medicine Group LLC (3 month LIBOR + 3.000%) 5.250%, 11/18/27(5)	349	322
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 6.000%, 10/1/26(5)	281	260
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.950%, 8/31/26(5)	316	294
Upstream Newco, Inc. 2021 (1 month Term SOFR + 4.250%) 5.890%, 11/20/26(5)	351	320
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.416%, 7/2/25(5)	392	360
		5,805

Housing—0.3%
Chariot Buyer LLC (1 month LIBOR + 3.500%) 4.000%, 11/3/28(5)	273	246
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 4.666%, 6/9/28(5)	344	324
SRS Distribution, Inc.
2021 (3 month LIBOR + 3.500%) 4.019%, 6/2/28(5)	174	160
2022 (3 month Term SOFR + 3.600%) 4.000%, 6/2/28(5)	50	46
		776

Information Technology—2.3%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 7.750%, 9/19/25(5)	366	352
BMC Software 2021 (1 month LIBOR + 3.750%) 5.416%, 10/2/25(5)	267	248
BMC Software, Inc. Second Lien (1 month LIBOR + 5.500%) 7.166%, 2/27/26(5)	130	122
CDK Global, Inc. (3 month LIBOR + 4.000%) 0.000%, 7/6/29(5)(10)	150	141
ConnectWise LLC (3 month LIBOR + 3.500%) 5.750%, 9/29/28(5)	413	377
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.916%, 7/30/27(5)	508	478
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 5.666%, 12/1/27(5)	335	319
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 5.166%, 7/1/24(5)	801	771
Infinite Bidco LLC First Lien (3 month LIBOR + 3.250%) 5.500%, 3/2/28(5)	395	365
Magenta Buyer LLC First Lien (3 month LIBOR + 5.000%) 6.230%, 7/27/28(5)	333	299
	Par Value	Value

Information Technology—continued
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.916%, 3/10/28(5)	$ 528	$ 494
Proofpoint, Inc. (3 month LIBOR + 3.250%) 4.825%, 8/31/28(5)	408	378
Quest Software U.S. Holdings, Inc. First Lien (3 month Term SOFR + 4.400%) 5.474%, 2/1/29(5)	345	306
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 4.666%, 4/24/28(5)	401	370
Sophia LP
2022, Tranche B (1 month Term SOFR + 4.250%) 5.775%, 10/7/27(5)	90	87
Tranche B (3 month LIBOR + 3.250%) 5.500%, 10/7/27(5)	341	318
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 6.212%, 5/3/27(5)	25	23
2021-2, First Lien (1 month LIBOR + 3.250%) 4.212%, 5/4/26(5)	398	372
		5,820

Manufacturing—0.8%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.638%, 10/8/27(5)	324	307
Arcline FM Holdings LLC
First Lien (1 month LIBOR + 4.750%) 7.627%, 6/23/28(5)	342	320
Second Lien (1 month LIBOR + 8.250%) 11.127%, 6/25/29(5)	140	131
Backyard Acquireco, Inc. (1 month LIBOR + 3.750%) 5.416%, 11/2/27(5)	431	422
Filtration Group Corp. (1 month LIBOR + 3.000%) 4.666%, 3/31/25(5)	377	357
Safe Fleet Holdings LLC 2022 (3 month Term SOFR + 3.750%) 4.773%, 2/23/29(5)	90	83
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 5.916%, 3/17/27(5)	300	286
		1,906

Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 6.666%, 8/2/27(5)	390	358
Media / Telecom - Diversified Media—0.4%
Cinemark USA, Inc. (1 month LIBOR + 1.750%) 3.452%, 3/31/25(5)	315	296
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.000%) 5.145%, 12/1/28(5)	1	1
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 5.554%, 7/28/28(5)	421	380

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 4.420%, 5/18/25(5)	$ 493	$ 463
		1,140

Media / Telecom - Telecommunications—0.1%
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 5.188%, 10/2/27(5)	268	236
Metals / Minerals—0.3%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 5.000%, 7/31/26(5)	465	436
Peabody Energy Corp. Tranche B (1 month LIBOR + 2.750%) 4.374%, 3/31/25(5)	279	259
		695

Retail—0.7%
CNT Holdings I Corp. First Lien (1 month LIBOR + 3.500%) 4.690%, 11/8/27(5)	369	350
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 5.416%, 3/6/28(5)	353	321
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 4.416%, 10/19/27(5)	277	244
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 6.500%, 4/15/28(5)	327	268
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(5)	267	250
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 6.416%, 6/1/28(5)	257	223
		1,656

Service—1.8%
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 6.000%, 7/27/28(5)	366	346
Carlisle Foodservice Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.666%, 3/20/25(5)	344	298
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month LIBOR + 3.750%) 5.416%, 3/31/28(5)	361	337
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 4.747%, 1/18/29(5)	70	65
Tranche B (1 month LIBOR + 3.250%) 4.874%, 2/6/26(5)	396	372
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 6.416%, 12/23/27(5)	340	327
Garda World Security Corp. Tranche B-2 (1 month LIBOR + 4.250%) 5.900%, 10/30/26(5)	115	106
	Par Value	Value

Service—continued
Grab Holdings, Inc. (3 month LIBOR + 4.500%) 5.500%, 1/29/26(5)	$ 291	$ 265
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 4.920%, 6/30/28(5)	299	281
Tranche C (1 month LIBOR + 3.250%) 4.920%, 6/30/28(5)	57	53
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 5.204%, 11/23/28(5)	254	236
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 5.416%, 2/1/28(5)	391	367
PODS LLC (1 month LIBOR + 3.000%) 4.666%, 3/31/28(5)	267	248
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 5.416%, 9/3/26(5)	285	271
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 4.916%, 2/10/29(5)	265	249
Sweetwater Borrower LLC (1 month LIBOR + 4.250%) 5.938%, 8/7/28(5)(7)	343	294
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 5.420%, 12/21/27(5)	339	322
		4,437

Transportation - Automotive—0.6%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 4.916%, 4/30/26(5)	292	271
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 3.666%, 11/2/23(5)	855	744
DexKo Global, Inc.
(3 month LIBOR + 3.750%) 0.000%, 10/4/28(5)	25	23
First Lien (3 month LIBOR + 3.750%) 6.000%, 10/4/28(5)	130	119
Mavis Tire Express Services Topco Corp. First Lien (1 month Term SOFR + 4.000%) 5.625%, 5/4/28(5)	317	293
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 4.989%, 10/28/27(5)	188	177
		1,627

Utilities—0.5%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 4.416%, 8/1/25(5)	262	247
Generation Bridge II LLC
Tranche B (3 month LIBOR + 5.000%) 7.250%, 2/23/29(5)	158	154
Tranche C (3 month LIBOR + 5.000%) 7.250%, 2/23/29(5)	19	19
Lightstone Holdco LLC
Tranche B (3 month Term SOFR + 5.750%) 7.024%, 2/1/27(5)	765	684

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Utilities—continued
Tranche C (3 month Term SOFR + 5.750%) 7.024%, 2/1/27(5)	$ 43	$ 39
		1,143

Total Leveraged Loans (Identified Cost $41,719)		39,273

	Shares
Preferred Stocks—1.5%
Financials—1.1%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	525(11)	470
MetLife, Inc. Series D, 5.875%	478(11)	444
Truist Financial Corp. Series Q, 5.100%	880(11)	796
Zions Bancorp NA, 6.950%(4)	38,525	1,006
		2,716

Industrials—0.4%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 5.159%(5)(6)	1,055(11)	925
Total Preferred Stocks (Identified Cost $3,816)		3,641

Common Stocks—0.3%
Consumer Discretionary—0.1%
Mark IV Industries(7)(12)	446	1
MYT Holding LLC Class B(7)(12)	42,729	26
NMG Parent LLC(12)	836	146
		173

Energy—0.2%
Frontera Energy Corp.(12)	6,656	53
QuarterNorth Energy Holding, Inc.(12)	3,851	458
		511

Total Common Stocks (Identified Cost $870)		684

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(7)(12)	6,252	8
Total Rights (Identified Cost $5)		8

Total Long-Term Investments—96.8% (Identified Cost $270,685)		242,638

	Shares	Value

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(13)	2,228,077	$ 2,228
Total Short-Term Investment (Identified Cost $2,228)		2,228

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(13)(14)	1,227,946	1,228
Total Securities Lending Collateral (Identified Cost $1,228)		1,228

TOTAL INVESTMENTS—98.2% (Identified Cost $274,141)		$246,094
Other assets and liabilities, net—1.8%		4,578
NET ASSETS—100.0%		$250,672

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $127,481 or 50.9% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	All or a portion of security is on loan.
(5)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	100% of the income received was in cash.

See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
(10)	This loan will settle after June 30, 2022, at which time the interest rate will be reflected.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	87%
Mexico	2
Indonesia	2
Saudi Arabia	2
Canada	1
Netherlands	1
South Africa	1
Other	4
Total	100%
† % of total investments as of June 30, 2022.
As of June 30, 2022, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
AthenaHealth Group, Inc., (3 month LIBOR + 3.500%) 0.000%, 2/15/29(1)	$38	$38	$35	$(3)
Precision Medicine Group LLC, (3 month LIBOR + 3.000%) 0.000%, 11/18/27(1)	19	19	18	(1)
Total	$57	$57	$53	$(4)

(1)	This loan will settle after June 30, 2022, at which time the interest rate will be reflected.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$29,288	$—	$29,288	$—
Corporate Bonds and Notes	89,339	—	89,336	3
Foreign Government Securities	9,352	—	9,352	—
Leveraged Loans	39,273	—	38,979	294
Mortgage-Backed Securities	38,223	—	38,223	—
Municipal Bonds	1,541	—	1,541	—
U.S. Government Securities	31,289	—	31,289	—
Equity Securities:
Preferred Stocks	3,641	1,006	2,635	—
Common Stocks	684	53	604	27
Rights	8	—	—	8
Securities Lending Collateral	1,228	1,228	—	—
Money Market Mutual Fund	2,228	2,228	—	—
Total Investments	$246,094	$4,515	$241,247	$332
Security held by the Fund with an end of period value of $146 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Security held by the Fund with an end of period value of $297 were transferred from Level 2 to Level 3 due to an decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2022.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND  NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fundcalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
Effective July 1,2022, Seix Investment Advisors, LLC (“Seix”), changed its name to Virtus Fixed Income Advisors, LLC (“VFIA”). The investment professionals previously with Seix, now operate in the Seix Investment Advisors division of VFIA. The subadvisory agreement for the Funds was amended to reflect such name change.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.